Commitments and Contingencies - Additional Information (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 29, 2022 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) titles	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Reasonably possible loss contingency		$ 5,000,000		$ 5,000,000
Loss contingency accrual, payments			$ 95,250,000
International Gaming Technologies [Member]
Percentage of royalty on revenue							10.00%	10.00%
Long-term purchase commitment, period				10 years
Cost of revenue				$ 5,300,000	$ 7,000,000	$ 11,100,000
DoubleU Games License Agreement [Member]
Number of titled games | titles				49
Game Development And Services Agreement With Double U Games [Member]
Services fees for game maintanance and product planning		$ 1,400,000
Maximum [Member]
Litigation settlement, amount awarded to other party	$ 145,250,000
Loss contingency accrual, payments					$ 95,250,000
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		15.00%		15.00%
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		7.50%		7.50%